Note 20 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 20 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	$ 54,841	$ 63,591	$ 73,785
CHINA
Note 20 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	45,854	55,133	65,602
JAPAN
Note 20 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	3,759	4,490	4,677
TAIWAN, PROVINCE OF CHINA
Note 20 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	2,274	2,022	1,892
SINGAPORE
Note 20 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	1,398	1,341	523
KOREA, REPUBLIC OF
Note 20 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	879	288	500
Other Countries [Member]
Note 20 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	$ 677	$ 317	$ 591